UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET

NEW YORK TAX FREE MONEY MARKET FUND

FORM N-Q

MAY 31, 2013

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.4%
Education - 17.3%
Amherst, NY, Development Corp., Student Housing Facility Revenue, UBF Facility Student Housing Corp., LOC-HSBC Bank USA N.A.	0.120%	10/1/35	$1,920,000	$1,920,000	(a)(b)
Dutchess County, NY, Industrial Development Agency Revenue, Marist College, LOC-JPMorgan Chase	0.170%	7/1/28	100,000	100,000	(a)(b)
New York State Dormitory Authority Revenue:
Cornell University, SPA-JPMorgan Chase	0.110%	7/1/29	2,785,000	2,785,000	(a)(b)
Cornell University, SPA-JPMorgan Chase	0.110%	7/1/30	1,490,000	1,490,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.110%	7/1/32	10,000,000	10,000,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.110%	7/1/35	95,000	95,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-U.S. Bank N.A.	0.110%	7/1/40	1,025,000	1,025,000	(a)(b)
Non-State Supported Debt, St. John’s University, LOC-U.S. Bank N.A.	0.100%	7/1/37	11,060,000	11,060,000	(a)(b)
Non-State Supported Debt, Wagner College, LOC-TD Bank N.A.	0.110%	7/1/38	6,775,000	6,775,000	(a)(b)
State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.100%	7/1/31	11,000,000	11,000,000	(a)(b)
State Supported Debt, New York Public Library Astor Lenox & Tilden Foundations, LOC-TD Bank N.A.	0.100%	7/1/28	260,000	260,000	(a)(b)
Wagner College, LOC-TD Bank N.A.	0.110%	7/1/28	6,185,000	6,185,000	(a)(b)
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Bank of America N.A.	0.110%	12/1/29	4,600,000	4,600,000	(a)(b)
Syracuse, NY, Industrial Development Agency Revenue, Syracuse University, LOC-JPMorgan Chase	0.110%	12/1/35	2,900,000	2,900,000	(a)(b)
Tompkins County, NY, Industrial Development Agency Revenue, Civic Facility, Cornell University, SPA-JPMorgan Chase	0.090%	7/1/30	580,000	580,000	(a)(b)

Total Education				60,775,000

Finance - 5.7%
New York City, NY, TFA:
New York City Recovery Project Revenue, SPA-Bank of New York	0.100%	11/1/22	5,100,000	5,100,000	(a)(b)
New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.060%	11/1/22	2,950,000	2,950,000	(a)(b)
New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.070%	11/1/22	8,000,000	8,000,000	(a)(b)
New York State Housing Finance Agency Revenue, Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.110%	5/1/45	4,000,000	4,000,000	(a)(b)

Total Finance				20,050,000

General Obligation - 22.9%
Bayport-Blue Point, NY, Union Free School District, GO	2.000%	10/1/13	465,000	467,291
Beacon, NY, City School District, GO, BAN	1.000%	6/28/13	2,100,000	2,100,152
Chili, NY, GO, BAN	1.000%	12/20/13	2,100,000	2,102,624
Clarence, NY, CSD, GO, BAN	1.000%	7/18/13	1,820,000	1,821,116
Cold Spring Harbor, NY, CSD, GO, TAN	1.000%	6/27/13	250,000	250,126
Columbia County, NY, GO, Public Improvement	2.000%	6/1/13	335,000	335,000

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
General Obligation - continued
Half Hollow Hills, NY, CSD, GO	3.000%	4/15/14	$370,000	$378,628
Hamburg Town, NY, GO, BAN	1.000%	7/11/13	6,051,400	6,053,901
Harborfields, NY, CSD, GO, Greenlawn TAN	1.000%	6/21/13	600,000	600,219
Hicksville, NY, Union Free School District, GO	2.000%	8/15/13	710,000	712,312
Iroquois, NY, CSD, GO	3.000%	6/15/13	315,000	315,257
Irvington, NY, Union Free School District, GO, BAN	1.000%	5/28/14	3,575,000	3,598,805
Kings Point, NY, GO, BAN	1.000%	8/2/13	3,125,000	3,128,272
Levittown, NY, Union Free School District, GO	2.000%	4/1/14	335,000	339,288	(c)
Mahopac, NY, CSD, GO, BAN, School Improvements	1.000%	2/27/14	1,665,000	1,670,976
New York City, NY, GO:
LOC-Bank of New York	0.080%	3/1/34	7,000,000	7,000,000	(a)(b)
LOC-U.S. Bank N.A.	0.070%	4/1/38	600,000	600,000	(a)(b)
New York, NY, GO:
LIQ-Bank of Nova Scotia	0.100%	8/1/20	600,000	600,000	(a)(b)
LOC-Bank of New York Mellon	0.080%	10/1/39	1,700,000	1,700,000	(a)(b)
LOC-Bank of Tokyo-Mitsubishi UFJ	0.080%	4/1/42	3,400,000	3,400,000	(a)(b)
LOC-Mizuho Corporate Bank	0.110%	8/1/31	14,400,000	14,400,000	(a)(b)
LOC-Mizuho Corporate Bank	0.060%	10/1/40	2,900,000	2,900,000	(a)(b)
North Shore, NY, CSD, GO, TAN	1.000%	6/20/13	6,000,000	6,001,472
Ontario County, NY, GO, Public Improvement	2.000%	6/15/13	550,000	550,288
Orangetown, NY, GO, Public Improvement	1.000%	7/15/13	360,000	360,272
Oyster Bay-East Norwich, NY, CSD, GO	2.000%	2/1/14	270,000	272,866
Patchogue-Medford, NY, Union Free School District, GO, TAN	1.000%	6/20/13	1,000,000	1,000,195
Port Washington, NY, Union Free School District, GO	2.000%	7/1/13	5,000	5,005
Rhinebeck, NY, CSD, GO	2.000%	6/15/13	145,000	145,078
Shenendehowa, NY, CSD, GO	2.500%	6/15/13	150,000	150,095
Tonawanda, NY, GO:
BAN	1.000%	6/13/13	3,440,000	3,440,280
BAN	1.000%	6/12/14	5,000,000	5,022,800	(c)
Washington County, NY, GO, BAN	1.000%	6/13/14	3,000,000	3,017,910	(c)
Williamsville, NY, CSD, GO, BAN	1.000%	7/17/13	2,700,000	2,701,943
Windham-Ashland-Jewett, NY, CSD, GO, BAN	1.000%	3/13/14	1,200,000	1,202,121
Wyoming County, NY, GO, BAN	1.000%	11/15/13	2,000,000	2,004,855

Total General Obligation				80,349,147

Health Care - 7.7%
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Marist College Civic Facility, LOC-TD Bank N.A.	0.100%	7/1/38	100,000	100,000	(a)(b)
Nassau Health Care Corp., NY, Revenue:
LOC-TD Bank N.A.	0.110%	8/1/29	2,000,000	2,000,000	(a)(b)
Nassau County GTD, LOC-Wells Fargo Bank N.A.	0.140%	8/1/29	4,200,000	4,200,000	(d)
New York City, NY, Health & Hospital Corp. Revenue, LOC-JPMorgan Chase	0.150%	2/15/26	5,120,000	5,120,000	(a)(b)
New York State Dormitory Authority Revenues:
Catholic Health System Obligation, LOC-HSBC Bank USA N.A.	0.130%	7/1/25	100,000	100,000	(a)(b)
Non-State Supported Debt, Northern Westchester Association, LOC-TD Bank N.A.	0.100%	11/1/34	4,400,000	4,400,000	(a)(b)
Niagara, NY, Area Development Corp. Revenue, Niagara Falls Memorial Medical Center, LOC-HSBC Bank USA N.A.	0.110%	11/1/36	3,500,000	3,500,000	(a)(b)
Syracuse, NY, Industrial Development Agency, Civic Facility Revenue, Crouse Health Hospital Inc. Project, LOC-HSBC Bank USA N.A.	0.140%	1/1/23	595,000	595,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - continued
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-TD Bank N.A.	0.100%	11/1/24	$7,000,000	$7,000,000	(a)(b)

Total Health Care				27,015,000

Housing: Multi-Family - 12.7%
New York City, NY, HDC Revenue, Related-West 89th Street Development, FNMA, LIQ-FNMA	0.130%	11/15/29	4,400,000	4,400,000	(a)(b)(e)
New York City, NY, HDC, MFH Rent Revenue, James Tower Development, FNMA, LIQ-FNMA	0.100%	6/15/32	3,630,000	3,630,000	(a)(b)
New York City, NY, HDC, Multi-Family Mortgage Revenue:
50th Avenue Associates LLC, LOC-Wells Fargo Bank N.A.	0.100%	12/1/44	2,125,000	2,125,000	(a)(b)
Bruckner By The Bridge LLC, FHLMC, LIQ-FHLMC	0.120%	11/1/48	1,500,000	1,500,000	(a)(b)
Markham Gardens Apartments, LIQ-FHLMC	0.120%	1/1/40	600,000	600,000	(a)(b)(e)
New York State HFA Revenue:
10 Liberty, FHLMC, LIQ-FHLMC	0.100%	5/1/35	1,365,000	1,365,000	(a)(b)
360 West 43, FNMA, LIQ-FNMA	0.130%	11/15/33	4,000,000	4,000,000	(a)(b)(e)
Victory Housing, LIQ-FHLMC	0.130%	11/1/33	6,000,000	6,000,000	(a)(b)(e)
Victory Housing, LIQ-FHLMC	0.130%	11/1/33	5,000,000	5,000,000	(a)(b)(e)
New York State Housing Finance Agency Revenue:
Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.110%	5/1/45	10,900,000	10,900,000	(a)(b)
Housing Gotham West, LOC-Wells Fargo Bank N.A.	0.110%	5/1/45	600,000	600,000	(a)(b)
MFH Secured Mortgage, LIQ-FHLMC	0.120%	11/1/29	530,000	530,000	(a)(b)(e)
Weyant Green Apartments, FNMA, LIQ-FNMA	0.130%	5/15/37	3,700,000	3,700,000	(a)(b)(e)

Total Housing: Multi-Family				44,350,000

Housing: Single Family - 3.4%
New York State Housing Finance Agency Revenue:
10 Barclay Street, LIQ-FNMA	0.110%	11/15/37	7,300,000	7,300,000	(a)(b)
345 East 94th Street Associates LLC, LIQ-FHLMC	0.120%	11/1/30	1,600,000	1,600,000	(a)(b)(e)
Ramapo, NY, Housing Authority Revenue, Spring Valley Homes Redevelopment Project LLC, LIQ-FNMA	0.130%	12/15/38	3,110,000	3,110,000	(a)(b)(e)

Total Housing: Single Family				12,010,000

Industrial Revenue - 9.6%
Lancaster, NY, IDA, IDR, Sealing Devices Inc. Facility, LOC-HSBC Bank USA N.A.	0.190%	12/1/20	1,510,000	1,510,000	(a)(b)(e)
Monroe County, NY, Industrial Development Agency Revenue, Cherry Ridge Independent Living LLC, LOC-HSBC Bank USA N.A.	0.140%	1/1/35	6,635,000	6,635,000	(a)(b)
New York City, NY, Industrial Development Agency, Civic Facility Revenue:
Auditory, Oral School Project, LOC-Wells Fargo Bank N.A.	0.120%	12/1/32	1,525,000	1,525,000	(a)(b)
Jewish Board of Family and Children’s Services Inc., LOC-TD Bank N.A.	0.110%	7/1/25	10,900,000	10,900,000	(a)(b)
Lycee Francais Development NY Project, LOC-JPMorgan Chase	0.100%	6/1/32	5,100,000	5,100,000	(a)(b)
New York City, NY, Industrial Development Agency, IDR, PS Bibbs Inc., LOC-JPMorgan Chase	0.260%	6/1/21	1,170,000	1,170,000	(a)(b)(e)
Rockland County, NY, IDA, IDR, Intercos America Inc. Project, LOC-HSBC Bank USA N.A.	0.400%	1/1/21	2,375,000	2,375,000	(a)(b)(e)

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - continued
Rockland County, NY, Industrial Development Agency, Civic Facility Revenue, Rockland Jewish Community Center Corp., LOC-Wells Fargo Bank N.A.	0.100%	12/1/32	$1,000,000	$1,000,000	(a)(b)
Suffolk County, NY, IDA, IDR, Spellman/Merrill Realty, LOC-HSBC Bank USA N.A.	0.400%	12/1/20	2,150,000	2,150,000	(a)(b)(e)
Suffolk County, NY, IDA, IDR, Third Project Wolf Family, LOC-HSBC Bank USA N.A.	0.400%	10/1/17	1,390,000	1,390,000	(a)(b)(e)

Total Industrial Revenue				33,755,000

Life Care Systems - 0.4%
New York State Dormitory Authority Revenue, Catholic Health System Obligation, LOC-HSBC Bank USA	0.130%	7/1/25	1,300,000	1,300,000	(a)(b)

Miscellaneous - 0.2%
Erie County, NY, Fiscal Stability Authority Revenue, BAN	1.000%	7/31/13	500,000	500,588
New York Local Government Assistance Corp., Revenue	5.000%	4/1/14	100,000	103,822

Total Miscellaneous				604,410

Power - 3.6%
Long Island, NY, Power Authority Revenue:
LOC-Barclays Bank PLC	0.110%	5/1/33	2,500,000	2,500,000	(a)(b)
LOC-TD Bank N.A.	0.110%	12/1/29	2,900,000	2,900,000	(a)(b)
New York State Energy Research & Development Authority Revenue:
Consolidated Edison Co. of New York Inc. Project, LOC-Scotiabank	0.100%	6/1/36	2,700,000	2,700,000	(a)(b)(e)
Consolidated Edison Co. of New York Inc. Project, LOC-Scotiabank	0.130%	6/1/36	2,000,000	2,000,000	(a)(b)(e)
Consolidated Edison Co. of New York Inc. Project, LOC-Scotiabank	0.140%	6/1/36	2,000,000	2,000,000	(a)(b)(e)
Consolidated Education Co. of New York Inc. Project, LOC-Scotiabank	0.120%	6/1/36	200,000	200,000	(a)(b)(e)
New York State Power Authority Revenue	5.000%	11/15/13	100,000	102,057

Total Power				12,402,057

Public Facilities - 4.1%
New York City, NY, Trust for Cultural Resources Revenue:
American Museum of Natural History, SPA-JPMorgan Chase	0.080%	4/1/27	285,000	285,000	(a)(b)
Lincoln Center for the Performing Arts Inc., LOC-U.S. Bank N.A.	0.100%	11/1/38	1,400,000	1,400,000	(a)(b)
Metropolitan Museum of Art	0.120%	10/1/36	2,450,000	2,450,000	(a)(b)
Metropolitan Museum of Art	0.120%	10/1/36	800,000	800,000	(a)(b)
New York Botanical Garden, LOC-JPMorgan Chase	0.120%	7/1/32	2,590,000	2,590,000	(a)(b)
New York State Dormitory Authority Revenue:
Metropolitan Museum of Art	0.120%	7/1/15	6,320,000	6,320,000	(a)(b)
Metropolitan Museum of Art	0.120%	7/1/23	650,000	650,000	(a)(b)

Total Public Facilities				14,495,000

Special Tax Obligation - 0.7%
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	6/15/13	500,000	500,789
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	8/15/13	465,000	469,364

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - continued
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	3/15/14	$100,000	$103,676
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	6/15/14	100,000	104,802
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose	5.000%	2/15/14	250,000	258,219
New York State Urban Development Corp. Revenue:
State Personal Income Tax	3.000%	12/15/13	200,000	202,769
State Personal Income Tax	5.000%	12/15/13	445,000	455,969
State Personal Income Tax	5.000%	12/15/13	375,000	384,397

Total Special Tax Obligation				2,479,985

Tax Allocation - 2.9%
Erie County, NY, Fiscal Stability Authority Revenue:
Sales Tax and State Aid Secured	2.000%	7/15/13	650,000	651,349
Sales Tax and State Aid Secured	2.000%	1/15/14	135,000	136,412
Nassau County, NY, Interim Finance Authority, Sales JP Morgan Chase, Tax Secured, SPA-BNP Paribas	0.110%	11/15/14	1,600,000	1,600,000	(a)(b)
Nassau County, NY, Interim Finance Authority Revenue:
LOC-Sumitomo Mitusi Banking, Sales Tax Secured	0.110%	11/15/21	7,480,000	7,480,000	(a)(b)
Sales Tax Secured	3.000%	11/15/13	200,000	202,248
Sales Tax Secured	5.000%	11/15/13	200,000	204,153

Total Tax Allocation				10,274,162

Transportation - 8.7%
MTA, NY, Dedicated Tax Fund Revenue:
LOC-Scotiabank	0.110%	11/1/34	6,680,000	6,680,000	(a)(b)
LOC-State Street B&T Co.	0.100%	11/1/22	2,800,000	2,800,000	(a)(b)
MTA, NY, Revenue, LOC-JPMorgan Chase	0.130%	11/1/35	5,000,000	5,000,000	(a)(b)
Triborough Bridge & Tunnel Authority, NY, Revenues:
LOC-State Street Bank & Trust Co.	0.110%	1/1/32	3,370,000	3,370,000	(a)(b)
LOC-U.S. Bank N.A.	0.080%	1/1/33	1,390,000	1,390,000	(a)(b)
LOC-U.S. Bank N.A.	0.120%	11/1/35	11,200,000	11,200,000	(a)(b)

Total Transportation				30,440,000

Utilities - 0.0%
Long Island, NY, Power Authority, LOC-State Street Bank & Trust Co.	0.070%	5/1/33	100,000	100,000	(a)(b)

Water & Sewer - 0.5%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue	0.060%	6/15/44	700,000	700,000	(a)(b)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, SPA-Wells Fargo Bank N.A.	0.100%	6/15/35	300,000	300,000	(a)(b)
New York State Environmental Facilities Corp., State Clean Water & Drinking Revenue:
Revolving Funds, NYC Municipal Water Finance Authority Projects	2.000%	6/15/13	100,000	100,054
Revolving Funds, Pooled Financing Program	5.000%	2/15/14	500,000	516,561

Total Water & Sewer				1,616,615

TOTAL INVESTMENTS - 100.4% (Cost - $352,016,376#)				352,016,376
Liabilities in Excess of Other Assets - (0.4)%				(1,238,938)

TOTAL NET ASSETS - 100.0%				$350,777,438

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2013

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Security is purchased on a when-issued basis.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BAN	— Bond Anticipation Notes
CSD	— Central School District
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes
TFA	— Transitional Finance Authority

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
A-1	62.3%
VMIG 1	22.2
AA/Aa	1.4
AAA/Aaa	1.0
MIG 1	0.1
NR	13.0

100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset New York Tax Free Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$352,016,376	—	$352,016,376

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting New York.

(c) Credit and market risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Fund’s investments may be dependent in part on the credit quality of the institutions supporting the Fund’s investments and changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Notes to Schedule of Investments (unaudited) (continued)

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended May 31, 2013, the Fund did not invest in derivative instruments and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	July 25, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 25, 2013